Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Summary of Lease Cost
The following summarizes the Company’s leases (in thousands):

	Year Ended December 31,
	2023	2022
Finance lease costs:
Amortization of right-of-use asset	$73	$192
Interest on lease liabilities	2	8
Operating lease costs	2,097	2,150
Short-term lease costs	18	202
Variable lease costs	301	566
Short-term sublease income	(32)	(127)

Total lease costs	$2,459	$2,991

Summary of Lease Other Information

	Year Ended December 31,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases	$2	$8
Operating cash flows from operating leases	2,319	2,195
Financing cash flows from finance leases	121	153
Right-of-use asset obtained in exchange for new operating lease liabilities	—	420
Weighted-average remaining lease term—finance leases	0.3	1.3
Weighted-average remaining lease term—operating leases	2.3	2.9
Weighted-average discount rate—finance leases	4.0%	4.0%
Weighted-average discount rate—operating leases	4.1%	4.5%

Summary of Maturities of Operating and Finance Lease Liability, Excluding Short-term Leases
Maturities of operating and finance lease liabilities, excluding short-term leases, are as follows (in thousands):

	Operating Leases	Finance Leases	Total
Year ended December 31, 2024	$2,079	$2	$2,081
Year ended December 31, 2025	687	—	687
Year ended December 31, 2026	712	—	712
Year ended December 31, 2027	132	—	132

Total	3,610	2	3,612
Less present value discount	(352)	—	(352)

Lease liabilities at December 31, 2023	$3,258	$2	$3,260